UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          08/12/2008
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                         -----------
Form 13F Information Table Entry Total:
                                                                  18
                                                         -----------
Form 13F Information Table Value Total:
                                                             $57,062
                                                         -----------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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
                                                  Form 13F INFORMATION TABLE
              COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------------- -------------- -------- -------- --------  --- ----   ---------- -------- -------- -------- --------
                                                         VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP    (x$1000) PRN AMT   PRN CALL   DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- -------- -------- --------  --- ----   ---------- -------- -------- -------- --------
AMERIPRISE FINL INC             COM           03076C106    3,457   85,000   SH           SOLE              85,000
------------------------------------------------------------------------------------------------------------------------------------
AMERISAFE INC                   COM           03071H100    5,061  317,500   SH           SOLE             317,500
------------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC             COM            35710409    4,475  288,550   SH           SOLE             288,550
------------------------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CP       COM            37347101    2,953  453,550   SH           SOLE             453,550
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR INC                    COM           19259P300    3,610  110,350   SH           SOLE             110,350
------------------------------------------------------------------------------------------------------------------------------------
DANVERS BANCORP INC             COM           236442109    3,960  360,000   SH           SOLE             360,000
------------------------------------------------------------------------------------------------------------------------------------
GREENLIGHT CAPITAL RE LTD       CLASS A       G4095J109    3,477  152,100   SH           SOLE             152,100
------------------------------------------------------------------------------------------------------------------------------------
HATTERAS FINL CORP              COM           41902R103    3,909  170,050   SH           SOLE             170,050
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM           42724R107      432   47,512   SH           SOLE              47,512
------------------------------------------------------------------------------------------------------------------------------------
M & T BK CORP                   COM           55261F104    2,892   41,000   SH           SOLE              41,000
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM           693475105    2,941   51,500   SH           SOLE              51,500
------------------------------------------------------------------------------------------------------------------------------------
STATE BANCORP INC N.Y.          COM           855716106    3,017  241,371   SH           SOLE             241,371
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR BANCORP                COM NEW       86806M205      492   57,968   SH           SOLE              57,968
------------------------------------------------------------------------------------------------------------------------------------
TIDELANDS BANCSHARES INC        COM           886374107    3,842  421,751   SH           SOLE             421,751
------------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       CL A          90933T109      535   40,000   SH           SOLE              40,000
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW       902973304    2,859  102,500   SH           SOLE             102,500
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                   COM           959802109    6,284  254,200   SH           SOLE             254,200
------------------------------------------------------------------------------------------------------------------------------------
ZENITH NATL INS CORP            COM           989390109    2,866   81,500   SH           SOLE              81,500
